Cover page Entities	May 14, 2021	May 13, 2021
Cover [Abstract]
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Registrant Name		State Street Corp
City Area Code	(617)
Entity Address, Address Line One		One Lincoln Street
Entity Central Index Key		0000093751
Document Type		8-K
Entity Incorporation, State or Country Code		MA
Document Period End Date		May 13, 2021
Soliciting Material		false
Written Communications		false
Entity File Number		001-07511
Entity Tax Identification Number		04-2456637
Entity Address, City or Town		Boston
Pre-commencement Tender Offer		false
Entity Address, State or Province		MA
Local Phone Number	786-3000
Entity Address, Postal Zip Code		02111
Pre-commencement Issuer Tender Offer		false